CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Net income (loss)	$ (346,163)	$ (159,067)
Items that will not be reclassified subsequently to net income (loss):
Pension adjustments, net of taxes	1,438	(1,662)
Items that may be reclassified subsequently to net income (loss):
Other comprehensive income (loss)	(339)	(2,951)
Comprehensive income	(346,502)	(162,018)
Comprehensive income (loss) Attributable to:
Non-controlling interests in subsidiaries	(7,154)	(8,409)
Limited partners | Common units
Condensed Statement of Income Captions [Line Items]
Net income (loss)		(181,424)
Items that may be reclassified subsequently to net income (loss):
Comprehensive income		(184,353)
Comprehensive income (loss) Attributable to:
Comprehensive income, attributable to owners of parent	(368,677)	(184,353)
Limited partners | Preferred units
Condensed Statement of Income Captions [Line Items]
Net income (loss)		32,150
Items that may be reclassified subsequently to net income (loss):
Comprehensive income		32,150
Comprehensive income (loss) Attributable to:
Comprehensive income, attributable to owners of parent	32,103	32,150
General partner
Condensed Statement of Income Captions [Line Items]
Net income (loss)		(1,384)
Items that may be reclassified subsequently to net income (loss):
Comprehensive income		(1,406)
Comprehensive income (loss) Attributable to:
Comprehensive income, attributable to owners of parent	(2,774)	(1,406)
Interest expense
Items that may be reclassified subsequently to net income (loss):
Realized gain on qualifying cash flow hedging instruments	(811)	(689)
Equity income
Items that may be reclassified subsequently to net income (loss):
Realized gain on qualifying cash flow hedging instruments	$ (966)	$ (600)